SHARE CAPITAL (Narrative) (Details) - USD ($)								1 Months Ended		3 Months Ended	6 Months Ended
	Feb. 04, 2019	Jan. 04, 2019	Jan. 02, 2019	Jul. 03, 2018	May 15, 2018	May 11, 2018	Jan. 02, 2018	Nov. 20, 2018	Sep. 24, 2018	Feb. 28, 2018	Feb. 28, 2019	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Jun. 30, 2017
Statements [Line Items]
Consolidation of common shares								one new share for ten old shares (1:10)
Number of shares outstanding										15,091,001	32,795,891	29,103,411	15,091,001	14,846,938
Increase (decrease) in number of share outstanding	3,124,059
Equity issuance, Price per Share	$ 1.33
Proceeds from issuance of equity	$ 4,160,000										$ 4,155,000
Finders fee	6.00%
Payments for private placement	$ 72,000
Equity issuance costs	$ 107,000										$ 107,000
Number of warrant exercised		200							22,500		22,700
Units issued - financing (Shares)					11,745,386	1,509,100						13,254,486
Units issued, price per unit					$ 1.50	$ 1.50
Proceeds from units issued					17,600,000	2,300,000
Weighted average exercise price of warrants granted in share-based payment arrangement					1.70	$ 1.70
Unit issuance costs					$ 2,500,000							$ 2,413,000
Shares issued for interest on convertible note (Shares)											545,721	757,924	244,063
Shares issued for interest on convertible note											$ 687,000	$ 725,000	$ 691,000
Stock compensation expense										$ 19,000	$ 16,000		$ 52,000
Convertible Notes [Member]
Statements [Line Items]
Shares issued for interest on convertible note (Shares)			545,721	757,924			244,063
Shares issued for interest on convertible note			$ 687,160	$ 724,780			$ 691,110
Borrowings			$ 19,990,000	$ 19,990,000			$ 19,990,000								$ 20,000,000